Notes to the Profit or Loss Statement - Summary Of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 278,267,003	€ 179,611,844	€ 327,698,465
Product Sales [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	84,899,000	66,861,000	22,983,000
Royalties [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	99,871,000	65,576,000	42,467,000
License Fees [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	56,389,000	43,000	236,094,000
Milestones Payments [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	3,216,000	19,952,000	4,825,000
Service Fees Revenues [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	19,365,000	19,726,000	21,329,000
Other [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	14,527,000	7,454,000	0
License, Milestones and Other [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 93,497,000	€ 47,175,000	€ 262,248,000